Health Care Fund Investment Objectives and Goals - Class A and Class C [Member] - Health Care Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Health Care Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Health Care Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).